Subsequent Events (Details Narrative) - USD ($)							3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 06, 2022	Sep. 16, 2022	Jul. 08, 2022	Mar. 31, 2022	Jan. 06, 2022	Jan. 06, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 16, 2022	May 10, 2022	Dec. 23, 2021
Subsequent Event [Line Items]
Placement agent fees		$ 16,000	$ 21,200	$ 26,019				$ 26,019
Stock option exercise price per share								$ 3.25						$ 3.25
Gross proceeds (in Dollars)											$ 1,415,720				$ 3,000,000
Estimated useful life														5 years
Equipment												$ 52,000		$ 52,000	52,000
Accumulated depreciation														24,267	13,867
Depreciation											7,800		$ 7,800	$ 10,400	$ 10,400
Statutory tax rate														21.00%	21.00%
Larkspur Health Acquisition Corp [Member]
Subsequent Event [Line Items]
Gross proceeds (in Dollars)												3,176,000
Forfeiture of shares					214,460
Investments held in the Trust Account							$ 78,911,942				78,911,942	75,750,000		$ 75,750,000
Offering costs							593,778				593,778	593,778		593,778
Underwriter discount											500,000	500,000
Deferred fee payable							$ 3,375,000				$ 3,375,000	$ 3,375,000		3,375,000				$ 3,375,000
Income tax rate reconciliation							7.50%		0.00%	0.00%	2.70%
Statutory tax rate							0.00%		0.00%	0.00%	0.00%	21.00%
Excise tax rate																1.00%
Corporate alternative minimum tax																15.00%
Federal depository insurance coverage											$ 250,000	$ 250,000
Common stock subject to possible redemption							$ 78,556,033				78,556,033	75,750,000		75,750,000
Remeasurement adjustment to redemption value											107,727
Liability												$ 76,588		$ 76,588
Larkspur Health Acquisition Corp [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Issuance of shares upon partial exercise of over allotment option, shares						267,159
Proceeds from the partial exercise											2,698,306
Two Thousand Fourteen Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Aggregate common stock shares				109,142				109,142				920,000		920,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Placement agent fees	$ 2,000
Subsequent Event [Member] | Larkspur Health Acquisition Corp [Member]
Subsequent Event [Line Items]
Issuance of shares upon partial exercise of over allotment option, shares						267,159
Private place units issued						26,716
Gross proceeds (in Dollars)						$ 2,900,000
Forfeiture of shares						214,460
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock sold		$ 700,000	$ 296,400	$ 419,320
Warrants to purchase common shares		251,798	106,616														150,832
Net proceeds from related party				$ 393,301
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares	461,179
Series A Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Shares sold		222,929	94,393	133,541				133,541
Share price		$ 3.14	$ 3.14	$ 3.14				$ 3.14
Net proceeds from related party								$ 392,301
Series A Preferred Stock [Member] | Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares sold	174,776
Share price	$ 3.14
Preferred stock sold	$ 548,805
Series A Preferred Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Net proceeds from related party								$ 100,000
Common Class A [Member] | Larkspur Health Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock subject to possible redemption							$ 2,806,033				$ 2,806,033